SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed financial statements were issued. Based upon this review, other than disclosed below or within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 19, 2024, the Company delivered written notice to Visiox of its election to terminate the Merger Agreement and abandoned the transactions contemplated thereby, primarily because the conditions to closing set forth in the Merger Agreement were not satisfied or waived by June 30, 2024. The termination of the Merger Agreement shall have the effects set forth therein.

The Company intends to continue evaluating other possible business combination targets, though there can be no assurance these evaluations or efforts will result in a business combination transaction.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued. Other than described below, there have been no events that have occurred that would require adjustments to the disclosures of the consolidated financial statements.

On January 9, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Apogee Pharma Inc. (“Apogee”), pursuant to which the Apogee loaned an aggregate of $50,000 to the Sponsor and the Sponsor loaned $50,000 to the Company.

On January 10, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Jinal Sheth as lender, pursuant to which the lender loaned an aggregate of $150,000 to the Sponsor and the Sponsor loaned $150,000 to the Company.

On March 5, 2024, the Company entered into Subscription Agreements with four investors who agreed to contribute to the Sponsor an aggregate of $1,000,00 to support the Company’s de-SPAC transaction.   The Company has certain obligations under Subscription Agreements, including to issue shares of its Class A ordinary shares to the investors in connection with the de-SPAC transaction and to pay or cause to be repaid the contributions of the investors.

Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company evaluated its June 30, 2024, financial statements for subsequent events and transactions through August 23, 2024, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On July 17, 2024, the Company issued 44,000,000 Warrants to purchase common stock to 9 parties at an average price of $0.40 per share.

On July 22, 2024, the Company entered into a non-binding business combination letter of intent with PowerUp Acquisition Corp.

NOTE 10 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2023, financial statements for subsequent events and transactions through August 18, 2024, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On February 9, 2024, the Company engaged CTM Advisory Limited (“CTM”) to provide the advisory services to the Company in support of the Company’s efforts to merge with a NASDAQ listing company. In exchange the Company agreed to pay CTM or its named agent an advisory fee compensation of 6% of the amount of shares outstanding following the Transaction in the form of common shares, upon closing a transaction as introduced by CTM.

On March 1, 2024, the Company closed its Reg-CF round through the crowd funding platform Republic.com, issuing 386,355 Series A Convertible Preferred shares for $229,084.

On April 16, 2024, the Company completed a partial closing of its Reg-D round through the crowd funding platform Republic.com, issuing 35,702 Series A Convertible Preferred shares for $28,561.

On April 18, 2024, the Company signed a Master Service Agreement with Parexel International Limited (“Parexel”), a global Clinical Research Organization (CRO), for consulting services related to Parexel’s full range of Phase I to IV clinical development services and clinical, regulatory and therapeutic expertise.

On July 17, 2024, the Company issued 44,000,000 Warrants to purchase common stock to 9 parties at an average price of $0.40 per share.

On July 22, 2024, the Company entered into a non-binding business combination letter of intent with PowerUp Acquisition Corp.